Long-term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term Debt
9. Long-term Debt

Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2022	December 31, 2023
January 2021	January 2026	25,000,000	19,645,000	—
January 2021	January 2028	43,800,000	30,893,547	—
May 2016	December 2025	65,650,000	44,635,980	21,234,160
March 2017	April 2026	70,787,500	47,399,991	42,343,739
April 2020	February 2027	34,450,000	30,884,026	—
August 2021	August 2026	60,000,000	50,304,660	29,260,092
December 2021	January 2028	59,400,000	55,224,000	31,279,000

Total			278,987,204	124,116,991

Current portion of long-term debt			30,666,756	16,863,076
Long-term debt			248,320,448	107,253,915

Total debt			278,987,204	124,116,991

Current portion of deferred finance charges			582,950	238,603
Deferred finance charges non-current			1,291,625	335,740

Total deferred finance charges			1,874,575	574,343

Total debt			278,987,204	124,116,991
Less: Total deferred finance charges			1,874,575	574,343

Total debt, net of deferred finance charges			277,112,629	123,542,648

Less: Current portion of long-term debt, net of current portion of deferred finance charges			30,083,806	16,624,473

Long-term debt			247,028,823	106,918,176

Changes in the Company’s outstanding term loans as of December 31, 2022 and 2023 are as follows:
For the year 2022:
In December 2021, the Company entered into a loan agreement of $59,400,000 with a bank in order to refinance certain existing term loans which had an outstanding balance as of December 31, 2021 amounting to $44,666,018. The new term loan was drawn in three tranches during January 2022 and carries interest at Secured Overnight Financing Rate (“SOFR”) plus a margin. Each tranche is repayable in 24 equal quarterly installments and a balloon payment payable together with the last installment in January 2028.
In January 2022, the Company prepaid $6.2 million of the term loan dated January 2021 with original maturity date January 2028 with cash on hand and the related mortgage on the vessel Eco Loyalty was released.
For the year 2023:
In

February 2023, the Company prepaid $5.9 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgages on the vessels Gas Astrid and Gas Exelero were released.
In March 2023 and in June 2023, the Company prepaid a total of

$
29.7

million of the term loan dated January 2021 with original maturity date
January 2028
using cash on hand and the related mortgages on the vessels Eco Corsair, Eco Royalty, Eco Czar, Eco Nemesis and Eco Elysium were released. Following this loan repayment, the Swaps 5 and 6 (Note 10) were terminated and an amount of $
2.0

million was collected from the respective counterparty.
In March 2023, the Company entered into a loan agreement of
$70,000,000
with a bank in order to finance the acquisition of the vessels Eco Oracle and the Eco Wizard that were acquired from affiliated entities in January 2024 (Note 3). The term loan was fully drawn down in two equal tranches, the first of which was drawn down on January 9, 2024, and the second one was drawn down on January 31, 2024.
The term Loan will be repaid in thirty two quarterly installments plus a balloon payment payable together with the last instalment for each vessel in January 2032.

In
May 2023, the Company prepaid $29.9 million of the term loan dated April 2020 with original maturity date February 2027 using cash on hand and the related mortgages on the vessels Eco Alice and Eco Blizzard were released.
In
May 2023, the Company prepaid $19.2 million of the term loan dated December 2021 with original maturity date January 2028 using cash on hand and the related mortgages on the vessels Eco Enigma and Eco Texiana were released.
In
June 2023, the Company prepaid $18.2 million of the term loan dated
January 2021
with original maturity date January 2026 using cash on hand and the related mortgages on the vessels Eco Steam, Eco Chios and Eco Galaxy were released.

Following this loan repayment, the Swap 4 (Note 10) was terminated and an amount of $1.2 million was collected from the respective counterparty.
In

June 2023, the Company prepaid $
20.3
 million of the term loan dated May 2016 with original maturity date
December 2025
using cash on hand and the related mortgage on the vessel Eco Frost was released.

Following this loan repayment, the Swaps 1 and 3 (Note 10) were terminated and an amount of $0.7 million was collected from the respective counterparty.
In
July 2023, the Company prepaid $8.7 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgages on the vessel Eco Dream was released.
Furthermore, during 2023 the Company made scheduled principal payments in connection with its term loans amounting to $23.0 million.
The
above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 135%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance amounting to $659,137 representing a proportionate amount of the next instalment and relevant interest plus a minimum aggregate cash balance amounting to $5,893,721 in the earnings accounts with the relevant banks as well as a free cash balance of $10,000,000 at the end of each quarter.

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
The interest rates on the outstanding loans as of December 31, 2023 are based on SOFR plus a margin (2021 and 2022: LIBOR plus a margin) which varies from
1.85% to 2.15%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2021: 2.88%
Year ended December 31, 2022: 4.20%
Year ended December 31, 2023: 7.07%
Bank loan interest expense for the above loans for the years ended December 31, 2021, 2022 and 2023 amounted to $8,684,097, $11,446,312 and $13,250,267 respectively. Of these amounts, for the years ended December 31, 2021, 2022 and 2023, the amounts of $20,060, nil and nil respectively, were capitalized as part of advances paid for vessels under construction. Furthermore, a total amount of
$3.9
million that was collected during 2023 relating to the termination of Swaps 1, 3, 4, 5, 6 (Note 10) has been included in interest and finance costs in the consolidated statements of operations for the year ended December 31, 2023.
Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2021, 2022 and 2023, the amortization of deferred financing charges amounted to $1,157,804, $855,472 and $1,345,940 respectively, and is included in interest and finance costs in the consolidated statements of operations.
At December 31, 2023, the Company was in compliance with all of its debt financial covenants.
The annual principal payments to be made, for the abovementioned loans, after December 31, 2023, are as follows:

December 31,	Amount
2024	16,863,076
2025	33,952,596
2026	54,058,319
2027	4,012,000
Thereafter	15,231,000

Total	124,116,991